Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Gross investment and present value of minimum lease payment of finance lease
(a)	Gross investment and present value of minimum lease payment of finance lease as of December 31, 2019 and 2020, are as follows:

	2019
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	529,326	94,809	434,517
1 ~ 2 years		443,708	63,226	380,482
2 ~ 3 years		469,754	37,725	432,029
3 ~ 4 years		289,798	16,773	273,025
4 ~ 5 years		150,811	4,225	146,586
Later than 5 years		16,782	44	16,738

	~~W~~	1,900,179	216,802	1,683,377

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2019 is W74,933 million.

	2020
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	678,790	73,230	605,560
1 ~ 2 years		527,757	43,701	484,056
2 ~ 3 years		391,447	21,169	370,278
3 ~ 4 years		219,040	6,089	212,951
4 ~ 5 years		93,975	432	93,543
Later than 5 years		6,320	53	6,267

	~~W~~	1,917,329	144,674	1,772,655

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2020 is W76,742 million.

Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease
i)	Finance lease

	2019
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	529,326	94,809	434,517
1 ~ 2 years		443,708	63,226	380,482
2 ~ 3 years		469,754	37,725	432,029
3 ~ 4 years		289,798	16,773	273,025
4 ~ 5 years		150,811	4,225	146,586
Later than 5 years		16,782	44	16,738

	~~W~~	1,900,179	216,802	1,683,377

	2020
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	678,790	73,230	605,560
1 ~ 2 years		527,757	43,701	484,056
2 ~ 3 years		391,447	21,169	370,278
3 ~ 4 years		219,040	6,089	212,951
4 ~ 5 years		93,975	432	93,543
Later than 5 years		6,320	53	6,267

	~~W~~	1,917,329	144,674	1,772,655

Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease
ii)	Operating lease

	Minimum lease payment
	2019		2020
Not later than 1 year	~~W~~	142,140	276,590
1 ~ 2 years		118,781	233,443
2 ~ 3 years		76,379	182,261
3 ~ 4 years		37,047	124,556
4 ~ 5 years		14,984	52,997
Later than 5 years		83	95,414

	~~W~~	389,414	965,261

The changes in operating lease assets
(c)	Changes in operating lease assets for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Beginning balance	~~W~~	370,868	549,741
Acquisition		411,971	681,607
Disposal		(134,810)	(54,042)
Depreciation		(98,288)	(163,006)

Ending balance	~~W~~	549,741	1,014,300

The right-of-use assets by the lessee's underlying asset type
(d)	The details of the right-of-use assets by the lessee’s underlying asset type as of December 31, 2019 and 2020 are as follows:

	2019
	Acquisition cost		Accumulated depreciation	Carrying value
Real estate	~~W~~	1,306,759	(228,956)	1,077,803
Vehicle		30,051	(8,057)	21,994
Others		20,396	(7,397)	12,999

	~~W~~1,357,206		(244,410)	1,112,796

	2020
	Acquisition cost		Accumulated depreciation	Carrying value
Real estate	~~W~~	953,135	(396,716)	556,419
Vehicle		36,680	(16,059)	20,621
Others		26,368	(12,991)	13,377

	~~W~~1,016,183		(425,766)	590,417

The changes in the right-of-use assets

(e)	The details of the changes in the right-of-use assets for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	554,478	16,528	12,570	583,576
Acquisition		781,097	16,523	8,163	805,783
Disposal		(10,808)	(1,638)	(149)	(12,595)
Depreciation		(280,691)	(10,094)	(7,753)	(298,538)
Effects of foreign currency movements		2,890	91	—	2,981
Business combination		30,837	584	168	31,589

Ending balance	~~W~~	1,077,803	21,994	12,999	1,112,796

	2020
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	1,077,803	21,994	12,999	1,112,796
Acquisition		286,981	12,556	6,421	305,958
Disposal		(21,763)	(2,394)	(16)	(24,173)
Depreciation		(268,376)	(11,625)	(6,027)	(286,028)
Substitution		(513,437)	—	—	(513,437)
Effects of foreign currency movements		(5,375)	(5)	—	(5,380)
Business combination (Note 47)		586	95	—	681

Ending balance	~~W~~	556,419	20,621	13,377	590,417

The maturity of the lease liability
(f)	The details of the maturity of the lease liability as of December 31, 2019 and 2020 are as follows:

	2019
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	20,967	34,357	47,644	86,228	848,699	28,973	1,066,868
Vehicle		1,378	1,542	2,178	4,108	14,410	—	23,616
Others		959	994	1,288	2,057	8,477	—	13,775

	~~W~~23,304		36,893	51,110	92,393	871,586	28,973	1,104,259

(*)	The above amounts are based on undiscounted cash flows, and have been classified at the earliest maturity that the Group has the obligation to pay.

	2020
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	22,560	36,746	49,746	90,057	287,932	69,083	556,124
Vehicle		3,404	1,840	2,490	4,765	11,632	—	24,131
Others		520	806	1,203	2,031	9,345	1	13,906

	~~W~~26,484		39,392	53,439	96,853	308,909	69,084	594,161

The lease payments for low-value assets and short-term leases
(g)	The lease payments for low-value assets and short-term leases for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Low-value assets	~~W~~	5,045	6,181
Short-term lease (*)		907	836

Total	~~W~~	5,952	7,017

(*)	The payments for leases with terms less than 1 month are included.